UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2025

Date of reporting period:	10/31/2025

EXPLANATORY NOTE:

The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended October 31, 2025, originally filed with the Securities and Exchange Commission on December 30, 2025 (Accession Number 0001193125-25-336242) (the “Original Filing”). This Amendment is filed solely for the purpose of including Item 9 of Form N-CSR with respect to PGIM Select Real Estate Fund. Except as set forth above, the Amendment does not amend, update or change any other information or disclosures contained in the Original Filing. Items 1 through 8 and Items 10 through 18 of this Amendment to the Registrant’s Form N-CSR are incorporated by reference to the original filing.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders held on August 4, 2025, shareholders of the PGIM Select Real Estate Fund (the “Fund”), a series of Prudential Investment Portfolios 9, voted to:

APPROVE the change to the classification status of the Fund from “diversified” to “non-diversified,” as such terms are defined in the Investment Company Act of 1940.

	SHARES VOTED	% OF VOTED	% OF TOTAL

FOR	6,941,647.138	98.864%	50.196%
AGAINST	38,115.011	0.543%	0.275%
ABSTAIN	41,653.747	0.593%	0.301%
UNINSTRUCTED
TOTAL	7,021,415.896	100.000%	50.772%

***

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 9

By:	/s/ Andrew R. French
Andrew R. French Secretary

Date:	October 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 22, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	October 22, 2026